UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Credit Strategies Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Credit Strategies Income Fund (JQC)
March 31, 2013

Shares	Description (1)				Value
	Common Stocks – 6.3% (4.3% of Total Investments)
	Aerospace & Defense – 0.1%
3,410	BE Aerospace Inc., (2)				$ 205,589
2,430	Honeywell International Inc.				183,101
3,950	United Technologies Corporation				369,049
	Total Aerospace & Defense				757,739
	Air Freight & Logistics – 0.0%
2,190	FedEx Corporation				215,058
	Auto Components – 0.0%
5,320	Delphi Automotive PLC				236,208
	Automobiles – 0.1%
4,450	Harley-Davidson, Inc.				237,185
5,850	Thor Industries, Inc.				215,222
20,733	Winnebago Industries Inc., (2)				427,929
	Total Automobiles				880,336
	Beverages – 0.1%
5,512	Coca-Cola Bottling Company Consolidated				332,484
11,350	Coca-Cola Company				458,994
	Total Beverages				791,478
	Biotechnology – 0.0%
4,510	Amgen Inc.				462,320
3,280	Gilead Sciences, Inc., (2)				160,490
	Total Biotechnology				622,810
	Building Products – 0.1%
23,970	Gibraltar Industries Inc., (2)				437,453
36,123	Masonite Worldwide Holdings, (2)				1,616,504
	Total Building Products				2,053,957
	Capital Markets – 0.0%
1,370	Affiliated Managers Group Inc., (2)				210,391
	Chemicals – 0.2%
13,703	Axiall Corporation				851,778
3,050	Eastman Chemical Company				213,104
11,810	FutureFuel Corporation				143,492
3,610	LyondellBasell Industries NV				228,477
16,271	Minerals Technologies Inc.				675,409
3,290	Monsanto Company				347,523
8,710	Westlake Chemical Corporation				814,385
	Total Chemicals				3,274,168
	Commercial Banks – 0.2%
24,297	Banner Corporation				773,374
32,825	BBCN Bancorp Inc.				428,695
32,894	Pacwest Bancorp.				957,544
	Total Commercial Banks				2,159,613
	Commercial Services & Supplies – 0.1%
8,897	Clean Harbors, Inc., (2)				516,827
19,075	G&K Services, Inc.				868,103
	Total Commercial Services & Supplies				1,384,930
	Computers & Peripherals – 0.1%
2,837	Apple, Inc.				1,255,741
16,850	EMC Corporation, (2)				402,547
	Total Computers & Peripherals				1,658,288
	Construction & Engineering – 0.0%
3,410	Chicago Bridge & Iron Company N.V.				211,761
	Consumer Finance – 0.0%
5,100	Discover Financial Services				228,684
	Diversified Consumer Services – 0.1%
12,424	Ascent Media Corporation, (2)				924,842
	Diversified Telecommunication Services – 0.0%
4,460	Verizon Communications Inc.				219,209
	Electric Utilities – 0.1%
31,490	Portland General Electric Company				955,092
10,693	UIL Holdings Corporation				423,336
	Total Electric Utilities				1,378,428
	Electrical Equipment – 0.1%
14,175	Encore Wire Corporation				496,409
23,456	Generac Holdings Inc.				828,935
	Total Electrical Equipment				1,325,344
	Electronic Equipment & Instruments – 0.1%
30,315	Newport Corporation, (2)				512,930
13,060	SYNNEX Corporation, (2)				483,220
22,682	Vishay Precision Group Inc., (2)				333,199
	Total Electronic Equipment & Instruments				1,329,349
	Energy Equipment & Services – 0.1%
25,113	C&J Energy Services Inc., (2)				575,088
2,750	Oil States International Inc., (2)				224,318
	Total Energy Equipment & Services				799,406
	Food & Staples Retailing – 0.0%
2,630	Costco Wholesale Corporation				279,069
1,710	Wal-Mart Stores, Inc.				127,959
	Total Food & Staples Retailing				407,028
	Food Products – 0.1%
39,806	Dole Food Company Inc., (2)				433,885
7,620	General Mills, Inc.				375,742
2,710	Hershey Foods Corporation				237,206
2,520	Ingredion Inc.				182,246
	Total Food Products				1,229,079
	Gas Utilities – 0.1%
14,432	Chesapeake Utilities Corporation				707,890
16,043	Laclede Group Inc.				685,036
	Total Gas Utilities				1,392,926
	Health Care Equipment & Supplies – 0.2%
4,890	Baxter International, Inc.				355,210
1,880	Becton, Dickinson and Company				179,747
33,593	DexCom, Inc., (2)				561,675
4,010	Medtronic, Inc.				188,310
26,160	Natus Medical, Inc., (2)				351,590
2,093	ResMed Inc.				97,031
10,940	Steris Corporation				455,213
	Total Health Care Equipment & Supplies				2,188,776
	Health Care Providers & Services – 0.4%
5,417	Air Methods Corporation				261,316
13,671	AmSurg Corporation, (2)				459,892
25,573	Capital Senior Living Corporation, (2)				675,894
27,465	Emeritus Corporation, (2)				763,252
4,120	Express Scripts, Holding Company, (2)				237,518
21,786	Hanger Orthopedic Group Inc., (2)				686,913
6,520	HCA Holdings Inc.				264,908
3,520	McKesson HBOC Inc.				380,019
12,368	Owens and Minor Inc.				402,702
18,629	Team Health Holdings Inc., (2)				677,723
1,760	Tenet Healthcare Corporation, (2)				83,741
32,660	Vanguard Health Systems Inc., (2)				485,654
11,352	Wellcare Health Plans Inc., (2)				657,962
	Total Health Care Providers & Services				6,037,494
	Hotels, Restaurants & Leisure – 0.1%
17,700	Cheesecake Factory Inc.				683,397
4,260	Las Vegas Sands				240,051
4,650	Starbucks Corporation				264,864
	Total Hotels, Restaurants & Leisure				1,188,312
	Household Durables – 0.1%
9,370	D.R. Horton, Inc.				227,691
19,443	Ethan Allen Interiors Inc.				640,063
70	NVR Inc., (2)				75,608
13,847	Ryland Group Inc.				576,312
	Total Household Durables				1,519,674
	Household Products – 0.0%
1,490	Clorox Company				131,910
3,060	Colgate-Palmolive Company				361,172
1,230	Kimberly-Clark Corporation				120,515
	Total Household Products				613,597
	Industrial Conglomerates – 0.0%
2,860	Carlisle Companies Inc.				193,879
	Insurance – 0.2%
46,423	Hilltop Holdings Inc., (2)				626,246
89,528	Meadowbrook Insurance Group, Inc.				631,172
16,890	National Financial Partners Corp., (2)				378,843
30,268	Primerica Inc.				992,185
22,830	Tower Group Inc.				421,214
6,710	Valdius Holdings Limited				250,753
	Total Insurance				3,300,413
	Internet & Catalog Retail – 0.0%
1,290	Amazon.com, Inc., (2)				343,772
	Internet Software & Services – 0.1%
5,830	eBay Inc., (2)				316,103
2,570	Facebook Inc., Class A Shares, (2)				65,741
970	Google Inc., Class A, (2)				770,209
	Total Internet Software & Services				1,152,053
	IT Services – 0.2%
1,250	Alliance Data Systems Corporation, (2)				202,363
25,893	CSG Systems International Inc., (2)				548,673
1,190	International Business Machines Corporation (IBM), (3)				253,827
520	MasterCard, Inc.				281,388
1,450	Visa Inc.				246,268
11,104	WEX Inc., (2)				871,664
	Total IT Services				2,404,183
	Leisure Equipment & Products – 0.0%
14,537	Brunswick Corporation				497,456
	Life Sciences Tools & Services – 0.1%
2,560	Agilent Technologies, Inc.				107,443
15,836	Parexel International Corporation, (2)				625,680
	Total Life Sciences Tools & Services				733,123
	Machinery – 0.4%
24,407	Actuant Corporation				747,342
12,047	Barnes Group Inc.				348,520
40,147	Briggs & Stratton Corporation				995,646
2,460	Cummins Inc.				284,893
8,836	Hyster-Yale Materials Handling Inc.				504,447
4,720	Ingersoll Rand Company Limited, Class A				259,647
15,595	John Bean Technologies Corporation				323,596
2,992	Joy Global Inc.				178,084
3,610	Lincoln Electric Holdings Inc.				195,590
97,402	Meritor Inc., (2)				460,711
74,875	Mueller Water Products Inc.				444,009
11,384	Sun Hydraulics Corporation				370,094
3,680	Timken Company				208,214
1,340	Wabtec Corporation				136,827
	Total Machinery				5,457,620
	Media – 0.2%
4,150	Comcast Corporation, Class A				174,342
124,218	Cumulus Media, Inc., (2)				418,615
25,269	Liberty Media Corporation, Liberty Capital Class A Tracking Stock, (2)				559,708
22,352	Tribune Company, (2)				1,270,711
17,987	Tribune Company, (4)				—
2,150	Walt Disney Company				122,120
	Total Media				2,545,496
	Metals & Mining – 0.1%
7,436	Kaiser Aluminum Corporation				480,737
24,343	Stillwater Mining Company, (2)				314,755
17,760	SunCoke Energy Inc., (2)				290,021
	Total Metals & Mining				1,085,513
	Multiline Retail – 0.0%
2,740	Target Corporation				187,553
	Oil, Gas & Consumable Fuels – 0.3%
22,089	Alon USA Energy, Inc.				420,794
1,920	Chevron Corporation				228,134
79,953	Halcon Resources Corporation, (2)				622,834
3,820	Murphy Oil Corporation				243,449
19,359	Oasis Petroleum Inc., (2)				736,997
1,950	SM Energy Company				115,479
23,271	Stone Energy Corporation, (2)				506,144
17,065	Western Refining Inc.				604,271
	Total Oil, Gas & Consumable Fuels				3,478,102
	Paper & Forest Products – 0.1%
15,888	Clearwater Paper Corporation, (2)				837,139
	Personal Products – 0.1%
41,563	Prestige Brands Holdings Inc., (2)				1,067,752
	Pharmaceuticals – 0.0%
2,110	Actavis Inc., (2)				194,352
4,970	Bristol-Myers Squibb Company				204,714
5,020	Eli Lilly and Company				285,086
	Total Pharmaceuticals				684,152
	Real Estate – 0.5%
25,712	Chesapeake Lodging Trust				589,833
49,224	Excel Trust Inc.				671,908
59,884	iStar Financial Inc., (2)				652,137
54,996	Medical Properties Trust Inc.				882,136
69,193	Newcastle Investment Corporation				772,886
7,813	Potlatch Corporation				358,304
1,460	Public Storage, Inc.				222,387
56,418	Ramco-Gershenson Properties Trust				947,822
3,690	Rayonier Inc.				220,182
1,820	Simon Property Group, Inc.				288,579
11,022	Sovran Self Storage Inc.				710,809
28,433	Tanger Factory Outlet Centers				1,028,705
2,100	Taubman Centers Inc.				163,086
	Total Real Estate				7,508,774
	Real Estate Management & Development – 0.1%
9,232	Alexander & Baldwin Inc., (2)				330,044
16,803	Altisource Residential Corporation, (2)				336,060
28,021	Forestar Real Estate Group Inc., (2)				612,539
	Total Real Estate Management & Development				1,278,643
	Road & Rail – 0.1%
8,569	Genesee & Wyoming Inc., (2)				797,860
2,060	Union Pacific Corporation				293,365
	Total Road & Rail				1,091,225
	Semiconductors & Equipment – 0.1%
7,030	Avago Technologies Limited				252,518
7,580	Broadcom Corporation, Class A				262,799
41,643	Rudolph Technologies, (2)				490,555
88,268	Silicon Image, Inc., (2)				428,982
10,450	Skyworks Solutions Inc., (2)				230,214
	Total Semiconductors & Equipment				1,665,068
	Software – 0.5%
10,408	Ansys Inc., (2)				847,419
14,550	Cadence Design Systems, Inc., (2)				202,681
4,140	Citrix Systems, (2)				298,742
17,586	Comverse Incorporated, (2)				493,111
7,085	Fair Isaac Corporation				323,714
6,530	Fortinet Inc., (2)				154,630
5,850	Informatica Corporation, (2)				201,650
12,296	Manhattan Associates Inc., (2)				913,470
49,333	Mentor Graphics Corporation				890,461
24,930	Microsoft Corporation				713,247
13,570	Oracle Corporation				438,854
26,230	Parametric Technology Corporation, (2)				668,603
1,670	Red Hat, Inc., (2)				84,435
64,012	TiVo, Inc., (2)				793,109
	Total Software				7,024,126
	Specialty Retail – 0.3%
3,530	AutoNation Inc., (2)				154,438
23,271	Finish Line, Inc.				455,879
5,150	Foot Locker, Inc.				176,336
6,590	Home Depot, Inc.				459,850
3,160	Limited Brands, Inc.				141,126
17,740	Lithia Motors Inc.				842,295
5,684	Lumber Liquidators Inc., (2)				399,130
1,420	PetSmart Inc.				88,182
12,700	Rent-A-Center Inc.				469,138
5,427	Vitamin Shoppe Inc., (2)				265,109
2,310	Williams-Sonoma Inc.				119,011
	Total Specialty Retail				3,570,494
	Textiles, Apparel & Luxury Goods – 0.1%
28,127	Fifth & Pacific Companies Inc., (2)				531,038
15,447	Movado Group Inc.				517,783
3,400	Nike, Inc., Class B				200,634
1,790	PVH Corporation				191,190
	Total Textiles, Apparel & Luxury Goods				1,440,645
	Thrifts & Mortgage Finance – 0.1%
18,459	Nationstar Mortgage Holdings, Incorporated, (2)				681,137
13,999	Ocwen Financial Corporation, (2)				530,842
29,231	Walker & Dunlop Inc., (2)				525,281
	Total Thrifts & Mortgage Finance				1,737,260
	Tobacco – 0.1%
4,900	Philip Morris International				454,279
13,671	Universal Corporation				766,123
	Total Tobacco				1,220,402
	Trading Companies & Distributors – 0.1%
27,899	H&E Equipment Services, Inc.				569,140
10,371	United Rentals Inc., (2)				570,094
8,009	Watsco Inc.				674,198
	Total Trading Companies & Distributors				1,813,432
	Total Common Stocks (cost $78,236,154)				87,557,160

Principal
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (6)	Value
	Variable Rate Senior Loan Interests – 102.6% (68.9% of Total Investments) (7)
	Aerospace & Defense – 0.1%
$ 1,516	Hamilton Sundstrand, Term Loan, First Lien	4.000%	12/13/19	B1	$ 1,528,363
	Airlines – 3.3%
17,000	Delta Air Lines, Inc., Term Loan B1	5.250%	10/18/18	Ba2	17,292,196
27,674	Delta Air Lines, Inc., Term Loan B	4.250%	2/15/17	BB-	28,054,041
44,674	Total Airlines				45,346,237
	Auto Components – 0.9%
12,841	Schaeffler AG, Term Loan C	4.250%	1/07/17	Ba3	13,001,512
	Automobiles – 1.9%
25,962	Chrysler Group LLC, Term Loan	6.000%	5/24/17	Ba1	26,506,682
	Biotechnology – 1.1%
10,719	Grifols, Inc., Term Loan	4.250%	6/01/17	BB	10,844,622
3,948	Onex Carestream Finance LP, Term Loan	5.000%	2/25/17	BB-	3,970,909
14,667	Total Biotechnology				14,815,531
	Capital Markets – 0.4%
4,937	Walter Investment Management First Lien Term Loan	5.750%	11/28/17	B+	5,031,741
	Chemicals – 3.7%
15,048	Ineos US Finance LLC, Term Loan B	6.500%	5/04/18	B+	15,306,645
35,489	Univar, Inc., Term Loan	5.000%	6/30/17	B+	35,885,323
50,537	Total Chemicals				51,191,968
	Commercial Services & Supplies – 1.6%
9,583	Aramark Corporation, Term Loan, Tranche D	4.000%	2/20/20	B-	9,698,812
1,738	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	1,761,491
9,978	Ceridian Corporation, Extended Term Loan	5.953%	5/09/17	B1	10,180,795
21,299	Total Commercial Services & Supplies				21,641,098
	Communications Equipment – 1.1%
3,990	Alcatel-Lucent, Term Loan C	7.250%	1/29/19	BB-	4,059,410
1,063	Avaya, Inc., Term Loan B3	4.788%	10/26/17	B1	1,005,077
10,348	Zayo Group LLC, Term Loan B, WI/DD	TBD	TBD	B1	10,473,470
15,401	Total Communications Equipment				15,537,957
	Consumer Finance – 1.3%
9,019	NES Rentals Holdings, Inc., Extended Term Loan, Second Lien	13.250%	10/20/14	Ba3	8,951,762
9,268	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	9,375,704
18,287	Total Consumer Finance				18,327,466
	Containers & Packaging – 1.7%
22,714	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	23,070,450
	Distributors – 1.5%
20,895	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	21,430,434
	Diversified Consumer Services – 2.7%
12,072	Cengage Learning Acquisitions, Inc., Term Loan, DD1	2.710%	7/03/14	CCC	9,347,997
27,648	Laureate Education, Inc., Extended Term Loan	5.250%	6/15/18	B1	27,969,902
39,720	Total Diversified Consumer Services				37,317,899
	Diversified Financial Services – 1.9%
1,188	NPC International, Inc., Term Loan B	4.500%	12/28/18	Ba3	1,207,709
4,000	Ocwen Financial Corporation, Term Loan B	5.000%	1/23/18	B1	4,070,000
108	Pinafore LLC, Term Loan	3.750%	9/29/16	BB	108,895
21,000	WideOpenWest Finance LLC, Term Loan B, WI/DD	TBD	TBD	B1	21,223,125
26,296	Total Diversified Financial Services				26,609,729
	Diversified Telecommunication Services – 1.6%
21,262	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.500%	4/02/18	BB-	21,621,043
	Food & Staples Retailing – 1.4%
13,500	Albertson’s, Inc., Term Loan B, WI/DD	TBD	TBD	Caa1	13,747,104
500	BJ Wholesale Club, Inc., Term Loan, Second Lien	9.750%	3/26/20	CCC+	520,313
4,975	Wendy’s/Arby’s Restaurants LLC, Term Loan B	4.750%	5/15/19	BB-	5,035,392
18,975	Total Food & Staples Retailing				19,302,809
	Food Products – 3.8%
998	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	1,013,709
9,000	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	9,337,500
9,776	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B	9,879,365
2,043	Del Monte Foods Company, Term Loan B	4.000%	3/01/18	Ba3	2,063,072
28,300	H.J. Heinz Company, Term Loan B2, WI/DD	TBD	TBD	BB	28,579,463
2,000	Supervalu, Inc., New Term Loan	6.250%	3/13/19	BB-	2,037,678
52,117	Total Food Products				52,910,787
	Health Care Equipment & Supplies – 4.1%
14,303	Hologic, Inc., Term Loan B	4.500%	8/01/19	BBB-	14,519,159
8,888	Kinetic Concepts, Inc., Term Loan C1	5.500%	5/04/18	Ba2	9,059,867
33,001	United Surgical Partners International, Inc., Term Loan, First Lien, WI/DD	TBD	TBD	B1	33,111,033
56,192	Total Health Care Equipment & Supplies				56,690,059
	Health Care Providers & Services – 6.2%
1,628	Community Health Systems, Inc., Extended Term Loan	3.787%	1/25/17	BB	1,647,257
13,965	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	14,127,567
5,750	Emergency Medical Services Corporation, Initial Term Loan	4.000%	5/25/18	Ba3	5,829,391
35,087	Golden Living, Term Loan	5.000%	5/04/18	B1	34,012,423
371	HCA, Inc., Tranche B2, Term Loan	3.534%	3/31/17	BB	374,820
9,885	IMS Health Incorporated, Term Loan B	3.750%	8/26/17	BB-	10,004,166
13,929	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	14,111,582
4,730	Select Medical Corporation, Term Loan	5.500%	6/01/18	B+	4,777,376
993	Select Medical Corporation, Tranche B, Term Loan A	5.501%	6/01/18	BB-	998,703
86,338	Total Health Care Providers & Services				85,883,285
	Health Care Technology – 2.6%
20,756	Emdeon Business Services LLC, Term Loan B1	5.000%	11/02/18	BB-	21,061,196
14,000	Quintiles Transnational Corporation, Term Loan	7.500%	2/28/17	B	14,367,500
34,756	Total Health Care Technology				35,428,696
	Hotels, Restaurants & Leisure – 6.4%
2,970	24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	3,002,333
2,813	Boyd Gaming Corporation, Increased Term Loan B	6.000%	12/17/15	BB-	2,845,648
47,595	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.454%	1/28/18	B	44,215,603
2,060	CCM Merger, Inc. Term Loan	6.000%	3/01/17	B+	2,082,525
386	Cedar Fair LP, Term Loan B	3.250%	3/06/20	BB-	391,030
10,182	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	B+	10,275,490
177	Las Vegas Sands Corporation, Extended Delayed Draw Term Loan	2.710%	11/23/16	BBB-	177,545
231	Las Vegas Sands Corporation, Extended Term Loan B	2.710%	11/23/16	BBB-	232,338
6,484	MGM Resorts International, Term Loan B	4.250%	12/20/19	BB	6,600,691
18,000	Station Casino LLC, Term Loan B, DD1	5.000%	3/02/20	B1	18,225,000
90,898	Total Hotels, Restaurants & Leisure				88,048,203
	Household Durables – 2.5%
13,500	AOT Bedding Super Holdings LLC, Term Loan B	5.003%	10/01/19	B+	13,705,308
20,000	Sun Products Corporation, Term Loan, DD1	5.500%	3/20/20	Ba3	20,237,500
33,500	Total Household Durables				33,942,808
	Household Products – 0.0%
129	Visant Corporation, Term Loan B	5.250%	12/22/16	BB-	125,428
	Independent Power Producers & Energy Traders – 0.1%
1,172	AES Corporation, Term Loan B	5.000%	6/01/18	BB+	1,190,566
	Industrial Conglomerates – 0.9%
13,000	DuPont Performance Coatings, Dollar Term Loan B	4.750%	1/17/20	B+	13,187,616
	Insurance – 0.9%
7,980	USI Holdings Corporation, Term Loan B	5.250%	12/27/19	B1	8,063,128
4,988	Vantage Drilling Company Term Loan B, WI/DD	TBD	TBD	B-	5,036,482
12,968	Total Insurance				13,099,610
	Internet & Catalog Retail – 0.8%
10,325	Burlington Coat Factory Warehouse Corporation, Term Loan B1	5.500%	2/23/17	B+	10,475,285
	Internet Software & Services – 2.0%
27,000	Sabre, Inc., Term Loan B	5.253%	2/19/19	B1	27,387,990
	IT Services – 1.2%
3,500	First Data Corporation, Extended Term Loan	4.204%	3/23/18	B+	3,495,188
7,591	SRA International, Term Loan	6.500%	7/20/18	B1	7,590,790
5,500	SunGard Data Systems, Inc., Term Loan E, DD1	4.000%	3/07/20	BB	5,575,625
16,591	Total IT Services				16,661,603
	Media – 9.0%
8,352	Atlantic Broadband Finance LLC, Term Loan B	4.500%	9/20/19	BB	8,493,007
14,764	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan	5.710%	7/04/17	CCC	10,962,179
570	Charter Communications Operating Holdings LLC, Term Loan C	3.460%	9/06/16	Baa3	573,223
15,788	Cumulus Media, Inc., Term Loan B, First Lien	4.500%	9/18/18	Ba2	16,010,837
12,029	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B2	12,510,160
36,641	EMI Music Publishing LLC, Term Loan B	4.250%	3/14/18	BB-	37,144,690
18,953	Tribune Company, Exit Term Loan B	4.000%	12/17/19	BB+	19,156,239
4,378	Univision Communications, Inc., Term Loan C1	4.750%	2/14/20	B+	4,409,557
15,000	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	15,225,000
126,475	Total Media				124,484,892
	Metals & Mining – 0.5%
6,350	FMG Resources, Ltd., Term Loan B	5.250%	10/18/17	BB+	6,432,780
	Multiline Retail – 1.3%
1,122	99 Cents Only Stores, Term Loan B1	5.250%	1/11/19	B+	1,138,672
16,150	Neiman Marcus Group, Inc., Term Loan	4.000%	5/16/18	B+	16,325,631
17,272	Total Multiline Retail				17,464,303
	Multi-Utilities – 0.7%
9,975	ADS Waste Holdings, Inc., Term Loan B	4.250%	8/05/19	B+	10,098,440
	Oil, Gas & Consumable Fuels – 2.3%
4,699	Crestwood Holdings, Inc., Term Loan B	9.750%	3/26/18	CCC+	4,792,853
3,300	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	3,322,001
1,125	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B+	1,071,834
8,000	Plains Exploration and Production Company, Term Loan	4.000%	11/30/19	Ba1	8,030,000
2,917	Samson Investment Company, Initial Term Loan, Second Lien	0.000%	9/25/18	B1	2,958,958
12,000	Vantage Drilling Company Term Loan B, WI/DD	TBD	TBD	B-	12,090,000
32,041	Total Oil, Gas & Consumable Fuels				32,265,646
	Personal Products – 0.8%
10,000	Bombardier Recreational Products, Inc., Term Loan B	5.000%	1/23/19	B+	10,111,460
1,096	Prestige Brands, Inc., Term Loan B1	3.750%	1/31/19	BB-	1,113,174
11,096	Total Personal Products				11,224,634
	Pharmaceuticals – 6.9%
22,083	Bausch & Lomb, Inc., Term Loan B	5.250%	5/17/19	B+	22,321,623
40,074	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	40,637,611
6,480	Quintiles Transnational Corp., Term Loan B1	4.500%	6/08/18	BB-	6,564,602
8,216	Quintiles Transnational Corp., Term Loan B2	4.500%	6/08/18	BB-	8,343,122
10,000	Valeant Pharmaceuticals International, Inc., Series C, Term Loan	3.500%	12/01/19	BBB-	10,098,700
1,500	Valeant Pharmaceuticals International, Inc., Series D, Term Loan	3.500%	2/19/19	BBB-	1,515,368
879	Warner Chilcott Corporation, Term Loan B	4.250%	3/15/18	BBB-	891,818
2,018	Warner Chilcott PLC, Term Loan B1	4.250%	3/15/18	BBB-	2,048,710
715	Warner Chilcott PLC, Term Loan B2	4.250%	3/15/18	BBB-	725,959
1,591	Warner Chilcott PLC, Term Loan B3	4.250%	3/15/18	BBB-	1,614,408
93,556	Total Pharmaceuticals				94,761,921
	Real Estate – 3.4%
35,000	iStar Financial, Inc., Term Loan, Tranche A2, First Lien	7.000%	3/19/17	BB-	37,296,875
9,195	iStar Financial, Inc., Term Loan	4.500%	10/16/17	B+	9,303,768
44,195	Total Real Estate				46,600,643
	Real Estate Management & Development – 3.2%
29,191	Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	29,396,127
1,299	LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	1,303,030
13,500	Realogy Corporation, Term Loan B	4.500%	3/01/20	BB-	13,706,726
43,990	Total Real Estate Management & Development				44,405,883
	Road & Rail – 0.2%
2,265	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/01/17	BB	2,300,737
	Semiconductors & Equipment – 1.6%
21,000	Freescale Semiconductor, Inc., Term Loan, Tranche B4, WI/DD	TBD	TBD	B1	21,164,073
980	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B1	1,003,888
21,980	Total Semiconductors & Equipment				22,167,961
	Software – 9.4%
23,000	BlackBoard, Inc., Term Loan, Second Lien	11.500%	4/04/19	CCC+	22,923,341
5,885	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	5,965,999
31,129	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	31,639,612
22,580	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	22,998,331
790	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	785,794
6,365	IPC Systems, Inc., Term Loan, Second Lien	5.454%	6/01/15	CCC	5,792,408
10,000	Kronos Incorporated, Initial Term Loan, Second Lien	9.750%	4/30/20	CCC+	10,475,000
15,000	Misys PLC, Term Loan, Second Lien	12.000%	6/12/19	Caa1	17,128,125
2,394	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	2,444,873
10,000	Vertafore Inc., Term Loan	9.750%	10/29/17	CCC+	10,300,000
127,143	Total Software				130,453,483
	Specialty Retail – 1.5%
1,763	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	2/05/18	B+	1,779,798
2,810	Lord & Taylor Holdings LLC, Term Loan	5.750%	1/11/19	BB	2,844,216
5,681	Michaels Stores, Inc. Term Loan, First Lien	3.750%	1/23/20	BB-	5,749,580
9,738	Tempur-Pedic International, Inc., Term Loan B, DD1	5.000%	11/20/19	BB	9,886,172
19,992	Total Specialty Retail				20,259,766
	Textiles, Apparel & Luxury Goods – 0.5%
7,000	Philips-Van Heusen Corporation, Term Loan B	3.250%	12/19/19	BBB-	7,084,763
	Wireless Telecommunication Services – 3.6%
8,054	Clear Channel Communications, Inc., Tranche B, Term Loan	3.854%	1/29/16	CCC+	7,158,057
15,500	Cricket Communications, Inc., Term Loan C, WI/DD	TBD	TBD	Ba3	15,618,668
1,493	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	1,492,500
25,186	Telesat Canada Inc., Term Loan B, WI/DD	TBD	TBD	Ba2	25,406,314
50,233	Total Wireless Telecommunication Services				49,675,539
$ 1,408,532	Total Variable Rate Senior Loan Interests (cost $1,390,702,215)				1,416,994,246

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (6)	Value
	Corporate Bonds – 30.5% (20.4% of Total Investments)
	Commercial Services & Supplies – 1.6%
$ 10,000	Ceridian Corporation, 144A	8.875%	7/15/19	B1	$ 11,637,500
1,078	Ceridian Corporation	12.250%	11/15/15	CCC	1,114,383
8,500	Ceridian Corporation	11.250%	11/15/15	CCC	8,776,250
19,578	Total Commercial Services & Supplies				21,528,133
	Containers & Packaging – 0.1%
600	Boise Paper Holdings Company	8.000%	4/01/20	BB	667,500
	Distributors – 1.3%
14,650	HD Supply Inc.	11.500%	7/15/20	CCC+	17,360,250
	Diversified Telecommunication Services – 4.1%
17,622	IntelSat Limited	11.500%	2/04/17	CCC+	18,714,564
2,339	IntelSat Limited	11.250%	2/04/17	CCC+	2,491,035
10,000	IntelSat Limited, WI/DD	8.125%	6/01/23	CCC+	10,162,500
21,352	Level 3 Communications Inc.	11.875%	2/01/19	B-	25,035,220
51,313	Total Diversified Telecommunication Services				56,403,319
	Electronic Equipment & Instruments – 0.1%
1,200	Kemet Corporation	10.500%	5/01/18	B+	1,251,000
	Health Care Equipment & Supplies – 4.2%
4,500	Apria Healthcare Group Inc.	12.375%	11/01/14	B-	4,590,000
10,500	DJO Finance LLC / DJO Finance Corporation	8.750%	3/15/18	B-	11,707,500
23,300	Kinetic Concepts	10.500%	11/01/18	B	25,222,250
14,000	Kinetic Concepts	12.500%	11/01/19	CCC+	13,790,000
3,000	Merge Healthcare Inc.	11.750%	5/01/15	B+	3,202,500
55,300	Total Health Care Equipment & Supplies				58,512,250
	Health Care Providers & Services – 4.0%
14,705	Apria Healthcare Group Inc.	11.250%	11/01/14	BB	15,146,150
600	Aurora Diagnostics Holdings LLC	10.750%	1/15/18	B3	468,000
450	Capella Healthcare Inc.	9.250%	7/01/17	B	487,125
2,500	HCA Inc.	8.500%	4/15/19	BB+	2,759,375
34,875	Iasi’s Healthcare Capital Corporation, DD1	8.375%	5/15/19	CCC+	36,662,344
53,130	Total Health Care Providers & Services				55,522,994
	Hotels, Restaurants & Leisure – 0.3%
2,250	Harrah’s Operating Company, Inc.	11.250%	6/01/17	B	2,393,438
2,000	MGM Resorts International Inc.	7.750%	3/15/22	B+	2,220,000
4,250	Total Hotels, Restaurants & Leisure				4,613,438
	Household Products – 0.9%
10,950	Spectrum Brands Inc.	9.500%	6/15/18	Ba3	12,400,875
	IT Services – 0.2%
2,600	First Data Corporation	9.875%	9/24/15	B-	2,678,000
	Machinery – 0.1%
1,800	Titan International Inc.	7.875%	10/01/17	B+	1,937,250
	Media – 5.9%
8,909	Clear Channel Communications, Inc., 144A	9.000%	12/15/19	CCC+	8,563,776
300	Clear Channel Communications, Inc.	5.500%	9/15/14	CCC-	294,000
27,050	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	21,369,500
5,000	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	4,950,000
22,750	WideOpenWest Finance Capital Corporation, 144A	10.250%	7/15/19	CCC+	25,309,375
17,950	WMG Acquisition Group	11.500%	10/01/18	B-	21,068,813
81,959	Total Media				81,555,464
	Oil, Gas & Consumable Fuels – 0.1%
1,200	Genesis Energy LP	7.875%	12/15/18	B1	1,317,000
	Pharmaceuticals - 3.1%
63	Angiotech Pharmaceuticals Inc.	5.000%	12/01/13	N/R	63,236
1,077	Angiotech Pharmaceuticals Inc.	9.000%	12/01/16	N/R	1,081,039
11,775	Endo Pharmaceutical Holdings Inc.	7.000%	7/15/19	BB	12,584,530
1,000	Endo Pharmaceutical Holdings Inc.	7.000%	12/15/20	BB	1,067,500
4,350	Endo Pharmaceutical Holdings Inc.	7.250%	1/15/22	BB	4,676,250
9,000	Jaguar Holding Company I, 144A	9.375%	10/15/17	CCC+	9,663,750
12,750	Warner Chilcott Company LLC	7.750%	9/15/18	BB	13,626,562
40,015	Total Pharmaceuticals				42,762,867
	Semiconductors & Equipment – 0.8%
7,000	Freescale Semiconductor Inc., 144A	10.125%	3/15/18	B1	7,752,500
3,000	Freescale Semiconductor Inc.	9.250%	4/15/18	B1	3,292,500
10,000	Total Semiconductors & Equipment				11,045,000
	Software – 0.7%
2,000	Emdeon Incorporated	11.000%	12/31/19	CCC+	2,305,000
3,000	Infor Us Inc.	11.500%	7/15/18	B-	3,525,000
3,375	Infor Us Inc.	9.375%	4/01/19	B-	3,826,406
8,375	Total Software				9,656,406
	Specialty Retail – 1.4%
7,000	99 Cents Only Stores	11.000%	12/15/19	CCC+	8,032,500
9,500	Claire’s Stores, Inc., 144A	9.000%	3/15/19	B2	10,735,000
1,200	Claire’s Stores, Inc.	10.500%	6/01/17	CCC	1,215,000
17,700	Total Specialty Retail				19,982,500
	Wireless Telecommunication Services – 1.6%
5,000	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	5,087,500
16,000	MetroPCS Wireless Inc., 144A, DD1	6.625%	4/01/23	BB	16,320,000
21,000	Total Wireless Telecommunication Services				21,407,500
$ 395,620	Total Corporate Bonds (cost $402,646,306)				420,601,746

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 9.5% (6.4% of Total Investments)
$ 130,775	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $130,775,380, collateralized by: $39,135,000 U.S. Treasury Bills, 0.000%, due 10/17/13, value $39,115,433, $67,500,000 U.S. Treasury Notes, 1.875%, due 4/30/14, value $69,248,790 and $25,000,000 U.S. Treasury Notes, 0.250%, due 1/31/14, value $25,030,175	0.010%	4/01/13	$ 130,775,235
	Total Short-Term Investments (cost $130,775,235)			130,775,235
	Total Investments (cost $2,002,359,910) – 148.9%			2,055,928,387
	Borrowings – (40.6)% (8), (9)			(561,000,000)
	Other Assets Less Liabilities – (8.3)% (10)			(114,570,833)
	Net Assets Applicable to Common Shares – 100%			$ 1,380,357,554

Investments in Derivatives as of March 31, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (10)
JPMorgan	$ 103,075,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (978,526)
Morgan Stanley	103,075,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(5,049,568)
							$ (6,028,094)

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$87,557,160	$—	$—	$87,557,160
Variable Rate Senior Loan Interests	—	1,416,994,246	—	1,416,994,246
Corporate Bonds	—	420,601,746	—	420,601,746
Short-Term Investments:
Repurchase Agreements	—	130,775,235	—	130,775,235
Derivatives:
Interest Rate Swaps*	—	(6,028,094)	—	(6,028,094)
Total	$87,557,160	$1,962,343,133	$—	$2,049,900,293
*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income on real estate investment trust (“REIT”) investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $2,016,980,169.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation				$ 57,135,031
Depreciation				(18,186,813)

Net unrealized appreciation (depreciation) of investments				$ 38,948,218

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(4)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(7)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

	Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(8)	Borrowings as a percentage of Total Investments is 27.3%.

(9)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(10)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

N/R	Not rated.

DD1	Investment, or portion of investment, purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Credit Strategies Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013